FAIR VALUE MEASUREMENTS - Financial instruments measured at fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities	$ 95,342	$ 161,486
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Amount of asset transferred into level 3	0
Amount of asset transferred out of level 3	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Transfers, Net [Abstract]
Amount of liability transferred into level 3	0
Amount of liability transferred out of level 3	0
Money market fund
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	67	67
Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Embedded derivative liabilities			$ 786
Total liabilities	95,342		6,880
Recurring | Outstanding convertible preferred stock warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible preferred stock warrant liabilities	95,342		6,094
Recurring | Money market fund
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	67		67
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities	0	0
Level 1 | Money market fund
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	67	67
Level 1 | Recurring | Money market fund
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	67		67
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities	0	0
Level 2 | Money market fund
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities	95,342	161,486
Level 3 | Money market fund
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	$ 0
Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Embedded derivative liabilities			786
Total liabilities	95,342		6,880
Level 3 | Recurring | Outstanding convertible preferred stock warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible preferred stock warrant liabilities	$ 95,342		$ 6,094